RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Mar. 22, 2021	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022		Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	May 11, 2022
Related Party Transaction [Line Items]
Expenses incurred and paid					$ 5,000
General and administrative expenses - Related Party			$ 0	$ 198,000	$ 90,000	[1]			$ 288,000	$ 167,849
Warrant conversion price				$ 11.50	$ 11.50				$ 11.50	$ 11.50
Sponsor
Related Party Transaction [Line Items]
Proceeds from Related Party Debt					$ 117,000				$ 117,000	$ 117,000
Working capital loans | Sponsor
Related Party Transaction [Line Items]
Working capital loan outstanding				$ 179,000	0				179,000	0
Promissory Note | Sponsor | Warrants
Related Party Transaction [Line Items]
Price per share											$ 1.00
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 200,000
Proceeds from Related Party Debt	$ 117,000	$ 117,000
Promissory Note with Related Party | Maximum | Sponsor
Related Party Transaction [Line Items]
Loan, principal amount											$ 300,000
Related Party Loans | Working capital loans
Related Party Transaction [Line Items]
Working capital loan outstanding				179,000	0				179,000	0
Loan conversion agreement warrant				$ 1,500,000	$ 1,500,000				$ 1,500,000	$ 1,500,000
Price of warrants				$ 1.00	$ 1.00				$ 1.00	$ 1.00
Support Agreement and Services
Related Party Transaction [Line Items]
Expenses incurred and paid									$ 103,000	$ 18,000
Due from related party				$ 60,000	$ 30,000				60,000	0
General and administrative expenses - Related Party				30,000	30,000		$ 0	$ 0	60,000	55,000
Support Agreement and Services | Sponsor
Related Party Transaction [Line Items]
Expenses per month					10,000				10,000	10,000
General and administrative expenses - Related Party								$ 0	$ 228,000	$ 113,000
Other Related Party Transactions | Sponsor
Related Party Transaction [Line Items]
General and administrative expenses - Related Party				$ 168,000	$ 60,000		$ 0

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).